Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$310,756,644.11	0.7363902	$281,318,946.36	0.6666326	$29,437,697.75
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$545,986,644.11	0.3668698	$516,548,946.36	0.3470895	$29,437,697.75

Weighted Avg. Coupon (WAC)	3.93%		3.94%
Weighted Avg. Remaining Maturity (WARM)	36.47		35.65
Pool Receivables Balance	$582,932,451.22		$553,073,175.41
Remaining Number of Receivables	51,573		50,445

Adjusted Pool Balance	$576,640,388.47		$547,202,690.72

III. COLLECTIONS

Principal:
Principal Collections	$28,796,181.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$728,385.30
Total Principal Collections	$29,524,566.87

Interest:
Interest Collections	$1,998,053.51
Late Fees & Other Charges	$64,798.16
Interest on Repurchase Principal	$-
Total Interest Collections	$2,062,851.67

Collection Account Interest	$222.20
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$31,587,673.29

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$31,587,673.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,587,673.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$485,777.04		$485,777.04	$485,777.04
Collection Account Interest					$222.20
Late Fees & Other Charges					$64,798.16
Total due to Servicer					$550,797.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$145,019.77		$145,019.77
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$247,019.77		$247,019.77	$247,019.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$30,714,019.87

7. Regular Principal Distribution Amount:					$29,437,697.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$29,437,697.75
Class A-4 Notes				$-
Class A Notes Total:		$29,437,697.75		$29,437,697.75
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,437,697.75		$29,437,697.75

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,276,322.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,292,062.75
Beginning Period Amount	$6,292,062.75
Current Period Amortization	$421,578.06
Ending Period Required Amount	$5,870,484.69
Ending Period Amount	$5,870,484.69
Next Distribution Date Amount	$5,469,992.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	5.32%	5.60%	5.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	49,625	97.82%	$541,035,894.79
30 - 60 Days	1.25%	630	1.67%	$9,228,240.85
61 - 90 Days	0.29%	146	0.40%	$2,211,303.67
91 + Days	0.09%	44	0.11%	$597,736.10
		50,445		$553,073,175.41
Total
Delinquent Receivables 61 + days past due	0.38%	190	0.51%	$2,809,039.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.43%	221	0.57%	$3,351,099.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	218	0.56%	$3,448,279.40
Three-Month Average Delinquency Ratio	0.41%		0.55%

Repossession in Current Period		48		$709,792.94
Repossession Inventory		98		$442,536.14

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,063,094.24
Recoveries				$(728,385.30)
Net Charge-offs for Current Period				$334,708.94

Beginning Pool Balance for Current Period				$582,932,451.22

Net Loss Ratio				0.69%
Net Loss Ratio for 1st Preceding Collection Period				0.36%
Net Loss Ratio for 2nd Preceding Collection Period				0.49%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$11,127,749.35
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$2,365,939.90
Number of Extensions				148